Income Taxes - Deferred income tax assets (liabilities) rollforward (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	$ 53,434	$ 65,306
Set-off against deferred income tax liabilities	(53,434)	(65,306)
Deferred income tax assets-per balance sheet	0	0
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities-gross	(55,805)	(67,913)
Set-off of deferred income tax assets	53,434	65,306
Deferred income tax liabilities-per balance sheet	(2,371)	(2,607)
Other
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	10,155	9,348
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities-gross	(1,345)	(1,266)
Non-capital tax loss carry forwards
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	13,806	18,489
Investments equity instruments and uranium
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities-gross	(17,738)	(25,088)
Capital loss carry forward
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	17,738	25,088
Inventory
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities-gross	(850)	(852)
Reclamation obligations
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	11,080	11,699
Post-employment benefits
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	268	295
Property, plant and equipment, net
Disclosure of Deferred Income Tax Assets (Liabilities) [Line Items]
Deferred income tax assets-gross	387	387
Deferred tax assets and liabilities [abstract]
Deferred income tax liabilities-gross	$ (35,872)	$ (40,707)